Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000244420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Nasdaq-100 Premium Income ETF
Trading Symbol	GPIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs Nasdaq-100 Core Premium Income ETF) for the period of January 1, 2025 to December 31, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

This actively managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the NASDAQ-100 Index (Index)—and uses a dynamic option overwrite strategy as it seeks to deliver current income while maintaining prospects for capital appreciation.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Nasdaq 100 (Total Return, USD, Unhedged)	S&P 500® Index
10/24/23	$10,000	$10,000	$10,000
12/23	$11,039	$11,433	$11,267
12/24	$13,595	$14,392	$14,086
12/25	$16,290	$17,417	$16,605

Performance Inception Date	Oct. 24, 2023
AssetsNet	$ 2,602,534,433
Advisory Fees Paid, Amount	$ 3,334,038
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,602,534,433
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$3,334,038

Holdings [Text Block]

Sector Allocation (%)

Information Technology	52.6%
Communication Services	15.9%
Consumer Discretionary	13.3%
Health Care	5.4%
Consumer Staples	4.6%
Industrials	4.1%
Utilities	1.4%
Materials	1.1%
Energy	0.5%
Other	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Nasdaq-100 Core Premium Income ETF to the Goldman Sachs Nasdaq-100 Premium Income ETF. The Fund also changed its non-fundamental policy to invest at least 80% of its net assets in equity investments of companies that are included in the Fund’s benchmark and are reflective of the Fund’s new name. These changes did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000244421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs S&P 500 Premium Income ETF
Trading Symbol	GPIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs S&P 500 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs S&P 500 Core Premium Income ETF) for the period of January 1, 2025 to December 31, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

This actively managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the S&P 500® Index (Index)—and uses a dynamic option overwrite strategy as it seeks to provide current income while maintaining prospects for capital appreciation.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	S&P 500® Index
10/24/23	$10,000	$10,000
12/23	$11,039	$11,267
12/24	$13,436	$14,086
12/25	$15,638	$16,605

Performance Inception Date	Oct. 24, 2023
AssetsNet	$ 2,674,588,249
Advisory Fees Paid, Amount	$ 3,442,243
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,674,588,249
# of Portfolio Holdings as of Period End	495
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$3,442,243

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.9%
Financials	13.2%
Communication Services	11.3%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.5%
Energy	2.8%
Utilities	2.3%
Other	3.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs S&P 500 Core Premium Income ETF to the Goldman Sachs S&P 500 Premium Income ETF. The Fund also changed its non-fundamental policy to invest at least 80% of its net assets in equity investments of companies that are included in the Fund’s benchmark and are reflective of the Fund’s new name. These changes did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs